Derivatives (Narrative) (Details) (USD $)	12 Months Ended																12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Visa Class B Shares [Member]	Dec. 31, 2012 Visa Class B Shares [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2012 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2013 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member]	Dec. 31, 2012 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member]	Dec. 31, 2013 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2012 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2013 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Oct. 31, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Apr. 30, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2013 Hedge Of Held To Maturity Trust Preferred Loans [Member] Parent Company [Member]	Dec. 31, 2012 Hedge Of Held To Maturity Trust Preferred Loans [Member] Parent Company [Member]	Dec. 31, 2013 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2012 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables	$ 115,200,000	$ 182,600,000
Collateral received							196,400,000	260,800,000											196,400,000	260,800,000
Collateral cash payables	80,600,000	128,300,000
Securities posted collateral							39,400,000	43,900,000											105,900,000	173,400,000
Net fair value of derivative assets with adjustable posting thresholds							119,000,000	221,100,000											119,000,000	221,200,000
Net fair value of derivative liabilities with adjustable posting thresholds							30,100,000	38,400,000											100,300,000	172,300,000
Total trading revenues	231,900,000	307,600,000
Net fair value of interest rate derivatives hedging									40,200,000	71,000,000	18,000,000	26,900,000
Noncallable senior debt maturing date	2015-12-01
Net fair value of interest rate derivatives hedging subordinated debt													24,900,000	2,700,000			1,100,000	2,000,000
Other Long-term Debt	1,739,859,000	2,226,482,000			708,598,000	841,234,000			554,000,000	904,000,000	500,000,000	500,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Hedged held-to-maturity trust preferred loans principal balance					6,500,000	56,800,000
Fixed rate term before conversion to floating rate																	5 years
Derivative liabilities related to sale			2,900,000	2,200,000
Hedged amount of foreign currency denominated loans	$ 600,000	$ 600,000